Accounts receivable, net (Details) - MXN ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable, net
Trade receivables	$ 3,162,920	$ 2,772,418	$ 2,595,978
Allowance for doubtful accounts	(60,717)	(68,360)	(72,886)	$ (72,886)	$ (79,937)
Income tax receivable	121,315	190,110	187,912
Recoverable value-added tax and other recoverable taxes	1,884,649	1,471,851	1,156,106
Trade and other current receivables	$ 5,108,167	$ 4,366,019	$ 3,867,110